Equity - Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Items that will not be reclassified to profit or loss, Before-tax:
Remeasurements of defined benefit plans, Net changes, Before-tax	¥ 327,604	¥ (132,188)	¥ (25,538)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	93,450	(33,565)	(34,898)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	5,186	(1,735)	(3,029)
Items that may be reclassified subsequently to profit or loss, Before-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Before-tax	(107)	356	378
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Before-tax	82	(31)	(88)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	(25)	325	290
Exchange differences on translating foreign operations, Amount incurred during the year, Before-tax	239,097	(292,590)	97,122
Exchange differences on translating foreign operations, Reclassification to profit or loss, Before-tax		(611)	(1,554)
Exchange differences on translating foreign operations, Net changes, Before-tax	239,097	(293,201)	95,568
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Before-tax	27,046	(31,054)	(19,793)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Before-tax	(73)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	26,973	(31,054)	(19,793)
Total other comprehensive income, Before-tax	692,285	(491,418)	12,600
Items that will not be reclassified to profit or loss, Tax benefit (expense):
Remeasurements of defined benefit plans, Net changes, Tax benefit (expense)	(89,342)	29,205	1,793
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	(25,847)	10,204	10,852
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	(276)	185	192
Items that may be reclassified subsequently to profit or loss, Tax benefit (expense):
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Tax benefit (expense)	1	(47)	(55)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Tax benefit (expense)	(19)	1	(7)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	(18)	(46)	(62)
Exchange differences on translating foreign operations, Amount incurred during the year, Tax benefit (expense)		(176)	(443)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Tax benefit (expense)		176	443
Exchange differences on translating foreign operations, Net changes, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Tax benefit (expense)	377	661	946
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	377	661	946
Total other comprehensive income, Tax benefit (expense)	(115,106)	40,209	13,721
Items that will not be reclassified to profit or loss, Net-of-tax:
Remeasurements of defined benefit plans, Net changes, Net-of-tax	238,262	(102,983)	(23,745)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	67,603	(23,361)	(24,046)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	4,910	(1,550)	(2,837)
Items that may be reclassified subsequently to profit or loss, Net-of-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Net-of-tax	(106)	309	323
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Net-of-tax	63	(30)	(95)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	(43)	279	228
Exchange differences on translating foreign operations, Amount incurred during the year, Net-of-tax	239,097	(292,766)	96,679
Exchange differences on translating foreign operations, Reclassification to profit or loss, Net-of-tax		(435)	(1,111)
Exchange differences on translating foreign operations, Net changes, Net-of-tax	239,097	(293,201)	95,568
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Net-of-tax	27,423	(30,393)	(18,847)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Net-of-tax	(73)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	27,350	(30,393)	(18,847)
Total other comprehensive income, net of tax	¥ 577,179	¥ (451,209)	¥ 26,321